RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
United Mineral Services Ltd.
Statement [Line Items]
Company incurred fees	$ 20,612	$ 12,386
Directors and Officers
Statement [Line Items]
Stock options issued	200,000
Share-based compensation expense	$ 96	60,432
Chief Financial Officer
Statement [Line Items]
Company incurred fees	$ 106,266	$ 47,107